BORROWINGS - Short-term (Details) - CNY (¥)	Dec. 31, 2020	Dec. 31, 2019
Short-term borrowings	¥ 7,556,938,793	¥ 8,517,391,989
Long-term borrowings-current portion	681,591,988	529,857,922
Total short-term borrowings	8,238,530,781	¥ 9,047,249,911
Financings Associated With Failed Sale Lease Back Transactions [Member]
Long-term borrowings-current portion	¥ 416,100,652